Intangible assets, net (Summary of Group's Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Intangible assets, net [Line Items]
Gross carrying amount	¥ 124,883		¥ 252,488
Less: accumulated amortization	(80,150)		(134,077)
Less: accumulated impairment	(7,252)		(59,485)
Intangible assets, net	37,481	$ 5,761	58,926
Operating rights [Member]
Intangible assets, net [Line Items]
Gross carrying amount	47,020		98,929
Less: accumulated amortization	(40,320)		(77,659)
Software [Member]
Intangible assets, net [Line Items]
Gross carrying amount	34,413		30,632
Less: accumulated amortization	(19,448)		(13,110)
Domain names [Member]
Intangible assets, net [Line Items]
Gross carrying amount	25,774		27,311
Less: accumulated amortization	(9,687)		(8,449)
Technology [Member]
Intangible assets, net [Line Items]
Gross carrying amount	17,676		18,282
Less: accumulated amortization	(10,695)		(9,457)
Brand names [Member]
Intangible assets, net [Line Items]
Gross carrying amount	0		59,034
Less: accumulated amortization	0		(21,810)
Others [Member]
Intangible assets, net [Line Items]
Gross carrying amount	0		18,300
Less: accumulated amortization	¥ 0		¥ (3,592)